Savings Plans	12 Months Ended
Dec. 31, 2012
Savings Plans

9. Savings Plans:

The Company and its subsidiaries maintain savings and other defined contribution plans. Certain of these plans generally provide that employee contributions are matched with cash contributions by the Company subject to certain limitations including a limitation on the Company’s contributions to 4% of the employee’s compensation. Total expense for continuing operations under these plans aggregated $56 million in 2010, $61 million in 2011 and $57 million in 2012.